Shareholder Report, Holdings (Details) - Ionic Inflation Protection ETF	Oct. 31, 2024
United States Treasury Inflation Indexed Bonds, 0.25%, 01/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
United States Treasury Inflation Indexed Bonds, 0.13%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
United States Treasury Inflation Indexed Bonds, 0.38%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United States Treasury Inflation Indexed Bonds, 0.13%, 10/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
United States Treasury Inflation Indexed Bonds, 0.63%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
United States Treasury Inflation Indexed Bonds, 0.13%, 04/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
United States Treasury Inflation Indexed Bonds, 0.13%, 07/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
United States Treasury Inflation Indexed Bonds, 0.13%, 10/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
5-Year Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Receive SOFR; Expiration: 07/02/2026; Exercise Rate: 0% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
5-Year Interest Rate Swap, Counterparty: Bank of America, Receive SOFR; Expiration: 07/02/2026; Exercise Rate: 0% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%